Document and Entity Information	Feb. 24, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001801777
Document Type	8-K
Document Period End Date	Feb. 24, 2022
Entity Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39306
Entity Tax Identification Number	81-4481426
Entity Address, Address Line One	450 East Jamie Court
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	392-0420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false